Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

7.  Income tax

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Current tax:
Current tax for the year	31	32	17
Adjustments in respect of prior years	(28)	2	(3)
Total current tax	3	34	14
Deferred tax:
Deferred tax for the year	(27)	(14)	4
Adjustments in respect of prior years	3	(1)	4
Total deferred tax	(24)	(15)	8
Income tax (credit)/charge	(21)	19	22

Reconciliation of income tax (credit)/charge and the (loss)/profit before tax multiplied by the domestic tax rate of the Group for 2023, 2022 and 2021 is as follows:

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
(Loss)/profit before tax	(71)	256	(188)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	(18)	64	(47)
Tax losses for which no deferred income tax asset was recognized	25	14	3
Remeasurement of deferred taxes	—	—	9
Adjustment in respect of prior years	(25)	1	1
Income subject to state and other local income taxes	6	8	9
Income taxed at rates other than standard tax rates	(13)	(59)	11
Non-deductible items	5	3	39
Other	(1)	(12)	(3)
Income tax (credit)/charge	(21)	19	22

The total income tax charge outlined above for each year includes tax credits of $14 million in 2023 (2022: $17 million; 2021: $17 million) in respect of exceptional items, being the tax effect of the items set out in note 5.

Adjustment in respect of prior years in the year ended December 31, 2023 includes tax credits of $29 million arising from a favorable Superior Court of Justice ruling in Brazil. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate) on earnings and includes the non-taxable gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants. Tax losses for which no deferred income tax asset was recognized relates to net operating losses and the carry-forward of interest expense in certain jurisdictions. Remeasurement of deferred taxes in the year ended December 31, 2021 relates to the impact of the substantially enacted change in rate of corporation tax in the United Kingdom.

Non-deductible items includes transaction related and other costs attributable to the completion of the Business Combination for the year ended December 31, 2021.

The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in Luxembourg, the jurisdiction in which Ardagh Metal Packaging S.A. is incorporated, and has come into effect on January 1, 2024. The Group applies the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023. Given the nuanced nature of the new legislation, and further clarifications awaited from the OECD, the Group continues to assess any exposure to the Pillar Two legislation.